Condensed Consolidated Statements of Comprehensive Income (Loss) (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ (33,323,555)	$ 1,961,799	$ (46,620,619)	$ (9,409,208)	$ (15,638,589)	$ (35,200,039)
Net loss attributable to non-controlling interests						(32,950)
Net loss attributable to Veea, Inc.	(33,323,555)	1,961,799	(46,620,619)	(9,409,208)	(15,638,589)	(35,167,089)
Other Comprehensive gain (loss):
Foreign currency translation adjustment	(1,597,335)	894,234	(1,109,232)	(118,750)	(1,433,388)	1,331,813
Comprehensive loss					(17,071,977)	(33,835,276)
Other comprehensive gain attributable to non-controlling interests						11,361
Comprehensive (loss) income	$ (34,920,890)	$ 2,856,033	$ (47,729,851)	$ (9,527,958)	$ (17,071,977)	$ (33,846,637)